COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Base rent	$ 1,076	$ 988	$ 2,124	$ 1,954
Straight-line rent	(6)	4	(12)	11
Lease termination	2	11	11	21
Other lease income	170	177	355	370
Other revenue from tenants	303	236	606	546
Total commercial property revenue	$ 1,545	$ 1,416	$ 3,084	$ 2,902